Taxes - Schedule of Taxes Payable (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Taxes Payable [Abstract]
VAT taxes payable	$ 48,574	¥ 330,835	¥ 439,126
Income taxes payable	2,952,100	20,106,460	17,323,701
Other taxes payable	2,054	13,985	904,411
Total	$ 3,002,728	¥ 20,451,280	¥ 18,667,238